SCHEDULE OF LIST OF RELATED PARTIES (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Relationship	5.38% shareholder of the Company	5.38		7.416% shareholder of the Company	7.416% shareholder of the Company
Huajian Xu [Member]
Related Party Transaction [Line Items]
Relationship	CEO of the Company		CEO of the Company	CEO of the Company	CEO of the Company
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Relationship				Deputy General Manager/7.416% shareholder of the Company	Deputy General Manager/7.416% shareholder of the Company
Xing Xia [Member]
Related Party Transaction [Line Items]
Relationship				Deputy General Manager/15% shareholder of Wuxi Jinbang .Xing Xia is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.	Deputy General Manager/15% shareholder of Wuxi Jinbang .Xing Xia is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.
Jiangsu Zhihe New Energy Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship				Xia Xing(d) holds 49% of the Company’s shares and serves as a supervisor. This entity is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.	Xia Xing(d) holds 49% of the Company’s shares and serves as a supervisor. This entity is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.
PingyiXu [Member]
Related Party Transaction [Line Items]
Relationship				Xu Huajian’s son	Xu Huajian’s son
Linhui He [Member]
Related Party Transaction [Line Items]
Relationship				Cai Jiancong (a)’s wife	Cai Jiancong (a)’s wife
Wealthford Capital Ltd [Member]
Related Party Transaction [Line Items]
Relationship				39.865% shareholder of the Company	39.865% shareholder of the Company
Hangzhou Zhiyi Digital Technology Co Ltd [Member] | XuPingyi [Member]
Related Party Transaction [Line Items]
Relationship				Xu Pingyi(f) holds 90% of the Company’s shares and serves as a supervisor.	Xu Pingyi(f) holds 90% of the Company’s shares and serves as a supervisor.
Hangzhou Zhiyi Digital Technology Co Ltd [Member] | XuHuajian [Member]
Related Party Transaction [Line Items]
Relationship				Xu Huajian(c) holds 10% of the Company’s shares.	Xu Huajian(c) holds 10% of the Company’s shares.
Qianlimu Shiyan Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship				Hangzhou Zhiyi Digital Technology Co., Ltd. (j) holds 70% of the company’s share.	Hangzhou Zhiyi Digital Technology Co., Ltd. (j) holds 70% of the company’s share.
CEDE and CO [Member]
Related Party Transaction [Line Items]
Relationship				20.611% shareholder of the Company	20.611% shareholder of the Company